Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of associates [line items]
Cost of operating leases	¥ 22,922	¥ 23,225	¥ 26,380
Cost related to disposal of assets leased	301
Cost related to IT solution services and IT systems	89,762	84,691	85,872
Provision for interest repayment	31,596	38,344	38,694
Losses on disposal of property, plant and equipment, and other intangible assets	3,856	3,725	1,937
Impairment losses of property, plant and equipment	43,708	10,959	79,947
Impairment losses of intangible assets	55,816	42,846	28,689
Losses on sale of investments in subsidiaries and associates		680
Impairment losses of investments in associates and joint ventures	42,460	12,537	174,782
Others	78,138	66,872	52,505
Total other expenses	368,559	283,879	488,806
The Bank of East Asia, Limited [member]
Disclosure of associates [line items]
Impairment Loss Recognized In Profit Or Loss Investments In Associates And Joint Ventures	¥ 42,218	¥ 10,391	¥ 133,122